Related Party Transactions (Details) - USD ($) $ in Thousands			1 Months Ended			3 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 09, 2015	May. 20, 2015	Sep. 24, 2014	Sep. 16, 2014	Feb. 18, 2014	Mar. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions (Textual)
Monthly management fee										$ 136
Foreign exchange rate description										The Company also pays, as per its services agreement with Free Bulkers, a monthly fee of $136 (on the basis that the $/Euro exchange rate is 1.35 or lower; if on the last business day of each month the $/Euro exchange rate exceeds 1.35 then the service fee payable will be adjusted for the following month in question, so that the amount payable in dollars will be the equivalent in Euro based on 1.35 $/Euro exchange rate) as compensation for services related to accounting, financial reporting, implementation of Sarbanes-Oxley internal control over financial reporting procedures and general administrative and management services plus expenses.
Other direct expenses										$ 3,577
Gross sale price										$ 5,500
Net sale proceeds	$ 7,000
Commission expenses											$ 6	$ 19
Termination fees										$ 60,080
Stock based compensation expense										898	638	42
Unpaid fees						$ 120	$ 120	$ 120	$ 120
General and administrative expenses										4,252	4,104	3,904
Manager [Member]
Related Party Transactions (Textual)
Monthly management fee										$ 18,975
Foreign exchange rate description										Each of the Company's subsidiaries pays, as per its management agreement with the Managers, a monthly management fee of $18,975 (on the basis that the $/Euro exchange rate is 1.30 or lower; if on the first business day of each month the $/Euro exchange rate exceeds 1.30 then the management fee payable will be increased for the month in question, so that the amount payable in $ will be the equivalent in Euro based on 1.30 $/Euro exchange rate) plus a fee of $400 per day for superintendent attendance and other direct expenses.
Other direct expenses										$ 400
Manager fee percentage on gross freight										1.25%
Manager commission percentage on gross purchase sale price										1.00%
Operating expenses										$ 2,800	3,528	3,133
Management fees										1,070	1,605	1,490
Services fees										1,635	1,650	1,499
Other fees and expenses										7	8	13
Superintendent fees										$ 88	265	131
Stock based compensation expense												474
Unpaid fees								$ 2,168	$ 2,168		433	$ 271
Common stock shares issued						2	2	44	2			3
General and administrative expenses										$ 140	148	$ 147
Recognized gain for issuance of shares												954
Manager [Member] | M/V Free Jupiter [Member]
Related Party Transactions (Textual)
Gross sale price				$ 12,250
Related party sale price											122
Related party transaction rate											5,325
Manager [Member] | M/V Free Knight [Member]
Related Party Transactions (Textual)
Gross sale price					$ 3,600
Related party sale price											36
Manager [Member] | M/V Free Impala [Member]
Related Party Transactions (Textual)
Gross sale price			$ 3,600
Related party sale price											36
Commission expenses										$ 35	$ 36	$ 104
Manager [Member] | M/V Free Hero [Member]
Related Party Transactions (Textual)
Gross sale price		$ 5,500
Related party sale price		110
Related party transaction rate		1,100
Manager [Member] | M/V Free Goddess [Member]
Related Party Transactions (Textual)
Gross sale price		5,500
Related party sale price		110
Related party transaction rate		$ 1,100